Revenues	6 Months Ended
Jun. 30, 2019
Revenue from Contract with Customer [Abstract]
Revenue
Revenue

The Partnership’s primary source of revenue is chartering its vessels to customers. The Partnership utilizes three primary forms of contracts consisting of time-charter contracts, voyage charter contracts and bareboat charter contracts. For a description of these contracts, see Item 18 - Financial Statements: Note 6 in the Partnership’s audited consolidated financial statements filed with its Annual Report on Form 20-F for the year ended December 31, 2018. In addition, the Partnership generated revenue from construction supervision and crew-training for the vessels under construction in its joint venture with China LNG Shipping (Holdings) Limited (or China LNG), CETS Investment Management (HK) Co. Ltd. and BW Investments Pte. Ltd (or the Pan Union Joint Venture), in which the Partnership's ownership interests range from 20% to 30%, and from the start-up of an LNG receiving and regasification terminal under construction related to its 30%-owned joint venture with National Oil and Gas Authority (30%), Gulf Investment Corporation (24%), and Samsung C&T (16%) (or the Bahrain LNG Joint Venture). Such services may include the procurement of third party goods and services for the asset’s owner.
Revenue Table

The following tables contain the Partnership’s total revenue for the three and six ended June 30, 2019 and 2018, by contract type and by segment.

	Three Months Ended June 30, 2019
	Liquefied Natural Gas Segment $	Liquefied Petroleum Gas Segment $	Conventional Tanker Segment $	Total $
Time charters	133,684	—	2,369	136,053
Voyage charters	—	8,858	—	8,858
Bareboat charters	6,129	—	—	6,129
Management fees and other income	2,020	—	—	2,020
	141,833	8,858	2,369	153,060

	Three Months Ended June 30, 2018
	Liquefied Natural Gas Segment $	Liquefied Petroleum Gas Segment $	Conventional Tanker Segment $	Total $
Time charters	96,857	—	4,316	101,173
Voyage charters	—	6,767	5,719	12,486
Bareboat charters	5,734	—	—	5,734
Management fees and other income	2,814	—	108	2,922
	105,405	6,767	10,143	122,315

	Six Months Ended June 30, 2019
	Liquefied Natural Gas Segment $	Liquefied Petroleum Gas Segment $	Conventional Tanker Segment $	Total $
Time charters	264,459	—	5,131	269,590
Voyage charters	—	18,018	—	18,018
Bareboat charters	12,191	—	—	12,191
Management fees and other income	3,005	—	—	3,005
	279,655	18,018	5,131	302,804

	Six Months Ended June 30, 2018
	Liquefied Natural Gas Segment $	Liquefied Petroleum Gas Segment $	Conventional Tanker Segment $	Total $
Time charters	190,316	—	9,714	200,030
Voyage charters	—	10,390	10,470	20,860
Bareboat charters	11,111	—	—	11,111
Management fees and other income	5,404	—	216	5,620
	206,831	10,390	20,400	237,621

The following table contains the Partnership’s total revenue for the three months and six months ended June 30, 2019 and 2018, by contracts or components of contracts accounted for as leases and those not accounted for as leases:

	Three Months Ended June 30,		Six Months Ended June 30,
	2019	2018	2019	2018
	$	$	$	$
Lease revenue
Lease revenue from lease payments of operating leases	131,062	105,465	260,822	204,282
Interest income on lease receivables	12,969	9,954	25,763	19,914
Variable lease payments - cost reimbursements(1)	1,295	—	1,975	—
Variable lease payments - other(2)	—	(150)	—	(459)
	145,326	115,269	288,560	223,737
Non-lease revenue
Non-lease revenue - related to sales type or direct financing leases	5,714	4,124	11,239	8,264
Management fees and other income	2,020	2,922	3,005	5,620
	7,734	7,046	14,244	13,884
Total	153,060	122,315	302,804	237,621

(1)
Reimbursements for vessel operating expenditures and dry-docking expenditures received from the Partnership's customers relating to such costs incurred by the Partnership to operate the vessel for the customer pursuant to charters accounted for as operating leases.

(2)	Payments to charterer from time-charter contracts based on the base daily hire amount in excess of spot market rates.

Net Investments in Direct Financing Leases

The Partnership’s time-charter contracts accounted for as direct financing leases contain both a lease component (lease of the vessel) and a non-lease component (operation of the vessel). The Partnership has allocated the contract consideration between the lease component and non-lease component on a relative standalone selling price basis. The standalone selling price of the non-lease component has been determined using a cost-plus approach, whereby the Partnership estimates the cost to operate the vessel using cost benchmarking studies prepared by a third party, when available, or internal estimates when not available, plus a profit margin. The standalone selling price of the lease component has been determined using an adjusted market approach, whereby the Partnership calculates a rate excluding the operating component based on a market time-charter rate from published broker estimates, when available, or internal estimates when not available. Given that there are no observable standalone selling prices for either of these two components, judgment is required in determining the standalone selling price of each component.

The Partnership has three LNG carriers, excluding the vessels in its equity-accounted joint ventures, that are accounted for as direct financing leases. For a description of the Partnership's LNG carriers accounted for as direct financing leases, see Note 6 to the Partnership's audited consolidated financial statements included in its Annual Report on Form 20-F for the year ended December 31, 2018. The following table lists the components of the Partnership's net investments in direct financing leases:

	June 30, 2019 $	December 31, 2018 $
Total minimum lease payments to be received	865,333	897,130
Estimated unguaranteed residual value of leased properties	291,098	291,098
Initial direct costs	312	329
Less unearned revenue	(592,058)	(613,394)
Total net investments in direct financing leases	564,685	575,163
Less current portion	(13,082)	(12,635)
Net investments in direct financing leases	551,603	562,528

As at June 30, 2019, estimated minimum lease payments to be received by the Partnership related to its direct financing leases in each of the next five years are approximately $32.3 million (remainder of 2019), $64.2 million (2020), $64.2 million (2021), $64.2 million (2022), $64.0 million (2023) and an aggregate of $576.4 million thereafter. The leases are scheduled to end between 2029 and 2039.

As at December 31, 2018, estimated minimum lease payments to be received by the Partnership related to its direct financing leases in each of the next five years are approximately $64.2 million (2019), $64.3 million (2020), $64.2 million (2021), $64.2 million (2022), $64.0 million (2023) and an aggregate of $576.2 million thereafter.

Operating Leases

As at June 30, 2019, the minimum scheduled future rentals to be received by the Partnership in each of the next five years for the lease and non-lease elements related to charters that were accounted for as operating leases are approximately $302.3 million (remainder of 2019), $513.9 million (2020), $474.8 million (2021), $370.5 million (2022), and $306.0 million (2023). Minimum scheduled future rentals on operating lease contracts do not include rentals from vessels in the Partnership’s equity-accounted investments, rentals from unexercised option periods of contracts that existed on June 30, 2019, variable or contingent rentals, or rentals from contracts which were entered into or commenced after June 30, 2019. Therefore, the minimum scheduled future rentals on operating leases should not be construed to reflect total charter hire revenues for any of these five years.

As at December 31, 2018, the minimum scheduled future rentals to be received by the Partnership in each of the next five years for the lease and non-lease elements related to charters that were accounted for as operating leases are approximately $482.7 million (2019), $438.2 million (2020), $398.3 million (2021), $321.9 million (2022), and $278.1 million (2023). Minimum scheduled future rentals on operating lease contracts do not include rentals from vessels in the Partnership’s equity-accounted investments, rentals from unexercised option periods of contracts that existed on December 31, 2018, variable or contingent rentals, or rentals from contracts which were entered into or commenced after December 31, 2018. Therefore, the minimum scheduled future rentals on operating leases should not be construed to reflect total charter hire revenues for any of these five years.

The carrying amount of the Partnership's vessels which are employed on these charter contracts as at June 30, 2019, was $3.2 billion (December 31, 2018 – $3.1 billion). The cost and accumulated depreciation of these vessels employed on these charter contracts as at June 30, 2019 were $3.9 billion (December 31, 2018 – $3.8 billion) and $753.5 million (December 31, 2018 – $698.5 million), respectively.

Contract Liabilities

As at June 30, 2019, the Partnership had $20.8 million of advanced payments recognized as contract liabilities included in unearned revenue (December 31, 2018 – $26.4 million, June 30, 2018 – $21.5 million and January 1, 2018 – $22.2 million). The Partnership recognized $20.3 million and $16.1 million of revenue for the three months ended June 30, 2019 and 2018, respectively, that was recognized as a contract liability at the beginning of such three-month periods. The Partnership recognized $26.4 million and $22.2 million of revenue for the six months ended June 30, 2019 and 2018, respectively, that was recognized as a contract liability at the beginning of such six-month periods.